Credit impairment charges (Tables)	12 Months Ended
Dec. 31, 2020
7. Credit impairment charges
Credit impairment charges and other provisions
	2020			2019			2018
	Impairment charges	Recoveries and reimburse-ments[a]	Total	Impairment charges	Recoveries and reimburse-ments[a]	Total	Impairment charges	Recoveries and reimburse-ments[a]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances	4,308	(399)	3,909	1,957	(124)	1,833	1,785	(195)	1,590
Provision for undrawn contractually committed facilities and guarantees provided	776	-	776	71	-	71	(125)	-	(125)
Loans impairment	5,084	(399)	4,685	2,028	(124)	1,904	1,660	(195)	1,465
Cash collateral and settlement balances	2	-	2	1	-	1	(1)	-	(1)
Financial assets at fair value through other comprehensive income	2	-	2	1	-	1	4	-	4
Other financial assets measured at cost	149	-	149	6	-	6	-	-	-
Credit impairment charges	5,237	(399)	4,838	2,036	(124)	1,912	1,663	(195)	1,468

Note

a Recoveries and reimbursements includes £364m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain loans assets with third parties. Cash recoveries of previously written off amounts to £35m.